Earnings Per Share Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Apr. 24, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares authorized	320,000,000	320,000,000		160,000,000
Anti-dilutive stock options	2,264,711	1,116,576	449,036
Preferred stock, shares authorized	2,000,000
Preferred stock, par or stated value Per Share	$ 1
Purchase of common stock for treasury	$ (92.6)	$ 0.0	$ 0.0
Purchases of shares under employee stock plans	(7.7)	$ (10.5)	$ (0.8)
Stock Repurchase Program, Authorized Amount	$ 200.0
Series A junior participating preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock, shares authorized	150,000
Series B junior participating preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock, shares authorized	500,000